Fair Value (Aggregate Fair Value, Contractual Balance (Including Accrued Interest) And Gain Or Loss) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value [Abstract]
Aggregate fair value	$ 1,124	$ 2,812
Contractual balance	1,120	2,801
Gain	$ 4	$ 11